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Scudder Investments VIT Funds


o   Scudder Real Estate Securities Portfolio

o   Scudder VIT Equity 500 Index Fund

o   Scudder VIT Small Cap Index Fund

Supplement to the currently effective prospectuses for each of the portfolios listed above:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new portfolio names will be as follows:

------------------------------------------------------------------------------------------------------------------
Current Name                                          New Name, Effective February 6, 2006
------------------------------------------------------------------------------------------------------------------
Scudder Real Estate Securities Portfolio              DWS RREEF Real Estate Securities VIP
------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                     DWS Equity 500 Index VIP
------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund                      DWS Small Cap Index VIP
------------------------------------------------------------------------------------------------------------------

Also effective February 6, 2006, the Scudder service providers to the portfolios will change their names. The new service provider names will be as follows:

------------------------------------------------------------------------------------------------------------------
Current Name                                          New Name, Effective February 6, 2006
------------------------------------------------------------------------------------------------------------------
Scudder Distributors, Inc.                            DWS Scudder Distributors, Inc.
------------------------------------------------------------------------------------------------------------------
Scudder Fund Accounting Corporation                   DWS Scudder Fund Accounting Corporation
------------------------------------------------------------------------------------------------------------------
Scudder Investments Service Company                   DWS Scudder Investments Service Company
------------------------------------------------------------------------------------------------------------------
Scudder Service Corporation                           DWS Scudder Service Corporation
------------------------------------------------------------------------------------------------------------------
Scudder Trust Company                                 DWS Trust Company
------------------------------------------------------------------------------------------------------------------





               Please Retain This Supplement for Future Reference





December 31, 2005